UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New York AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus New York AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A shares produced a total return of 0.11%, Class C shares returned -0.27%, Class I shares returned 0.23%, and Class Y shares returned 0.23%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, provided a total return of 0.71% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund underperformed the Index, mainly due to a relatively long average duration early in the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York City income taxes to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York City income taxes, and the federal alternative minimum tax. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by The Dreyfus Corporation. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity. A bond’s maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

We focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, we estimate and analyze the relative value of various sectors and securities and may actively trade among sectors and securities based on this analysis.

Interest Rates and Supply-and-Demand Factors Drove Market

Interest rates climbed throughout most of the reporting period, weighing on returns from municipal bonds. Supply-and-demand factors also influenced the market: Toward the end of 2017, the market experienced bouts of weakness due to uncertainty surrounding federal tax reform. Issuers rushed to market in December 2017 with a flood of new bonds, which were met with robust demand from investors worried that certain proposals might limit their tax-exempt investment opportunities.

Heightened market volatility continued through the opening months of 2018 when lower corporate tax rates dampened demand from banks and insurance companies. Investors also grew concerned that short-term interest rates might climb more than previously expected amid accelerating inflation and ballooning federal budget deficits. The market generally stabilized in March 2018, and a rally in May 2018 enabled the Index to produce a positive absolute return.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Despite disappointing tax receipts and heavy pension liabilities for some issuers, credit conditions generally have remained sound for most states and municipalities. New York has fared relatively well due to its diverse economic base, high wealth levels, and prudent budget management.

Fund Strategies Produced Mixed Results

The fund’s performance compared to the Index was constrained by a relatively long average duration at the end of December 2017, after we took advantage of opportunities to buy bonds during the surge in new issuance. We adjusted the fund’s average duration to a market-neutral position in January 2018. In addition, an emphasis on higher quality securities, such as those issued on behalf of water-and-sewer facilities and public power plants, prevented the fund from participating more fully in the benefits of narrowing yield differences along the market’s credit-quality spectrum.

In contrast, the fund benefited from overweighted exposure to higher-yielding bonds backed by New York’s settlement with U.S. tobacco companies, which performed especially well.

A Constructive Investment Posture

While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from bank and property and casualty company investors, modestly lower personal tax rates seem unlikely to affect demand from individual investors. Also, the elimination of tax advantages for states’ and municipalities’ advance refunding activities should support favorable supply-and-demand dynamics. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding revenue bonds, and we are watchful for opportunities to invest in higher-yielding bonds with sound fundamental and technical characteristics.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Bond Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.74	$8.52	$3.54	$3.34
Ending value (after expenses)	$1,001.10	$997.30	$1,002.30	$1,002.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.78	$8.60	$3.58	$3.38
Ending value (after expenses)	$1,020.19	$1,016.40	$1,021.39	$1,021.59

†  Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.71% for Class C, .71% for Class I and .67% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6%
New York - 100.0%
Build New York City Resource Corporation, Revenue (The New York Methodist Hospital Project)	5.00	7/1/29	650,000		723,600
Build New York City Resource Corporation, Revenue (YMCA of Greater New York Project)	5.00	8/1/40	1,000,000		1,092,890
Dutchess County Local Development Corporation, Revenue (Health Quest Systems, Inc. Project)	5.00	7/1/32	1,000,000		1,143,230
Dutchess County Local Development Corporation, Revenue (Health Quest Systems, Inc. Project)	5.00	7/1/35	2,000,000		2,261,940
Dutchess County Local Development Corporation, Revenue (Health Quest Systems, Inc. Project)	4.00	7/1/41	2,585,000		2,620,595
Glen Cove Local Economic Assistance Corporation, Revenue (Garvies Point Public Improvement Project)	0.00	1/1/45	6,000,000	[a]	1,661,220
Hempstead Local Development Corporation, Revenue (Molloy College Project) (Prerefunded)	5.70	7/1/19	1,865,000	[b]	1,945,736
Hempstead Township Local Development Corporation, Revenue (Molloy College Project)	5.00	7/1/34	810,000		905,750
Hudson Yards Infrastructure Corporation, NY 2nd Indenture Revenue	5.00	2/15/39	2,000,000		2,299,180
Hudson Yards Infrastructure Corporation, Revenue	5.75	2/15/47	940,000		1,021,216
Long Island Power Authority, Electric System General Revenue	5.00	9/1/34	1,500,000		1,677,690
Long Island Power Authority, Electric System General Revenue	5.00	9/1/36	1,000,000		1,141,110
Long Island Power Authority, Electric System General Revenue	5.00	9/1/37	1,700,000		1,903,320
Long Island Power Authority, Electric System General Revenue, 1 Month LIBOR + .88%	2.22	11/1/18	1,000,000	[c]	1,000,170
Long Island Power Authority, Electric System Revenue	5.00	9/1/47	1,000,000		1,142,120

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/27	3,000,000		3,356,700
Metropolitan Transportation Authority, Revenue, Refunding	5.00	11/15/28	1,785,000		1,978,833
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/23	1,000,000		1,119,800
Metropolitan Transportation Authority, Transportation Revenue	6.50	11/15/28	575,000		587,133
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	5,000,000		5,679,400
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/37	4,000,000		4,554,560
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/41	965,000		1,058,258
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/43	6,210,000		6,839,632
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/44	2,000,000		2,279,580
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	5.00	11/15/22	585,000	[b]	662,249
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	5.00	11/15/22	205,000	[b]	232,070
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	5.00	11/15/22	715,000	[b]	809,416
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue	5.00	11/15/51	5,000,000		5,321,700
Monroe County Industrial Development Corp., Revenue (The Rochester General Hospital Projects)	5.00	12/1/34	1,100,000		1,240,107
Monroe County Industrial Development Corp., Revenue (The Rochester General Hospital Projects)	5.00	12/1/35	1,150,000		1,293,750
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/36	1,000,000		1,163,880
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project) (Prerefunded)	5.00	7/1/23	1,000,000	[b]	1,146,680
New York City, GO	5.25	9/1/25	260,000		262,296
New York City, GO	5.00	8/1/27	5,000,000		5,825,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
New York City, GO	5.00	8/1/28	4,000,000		4,434,240
New York City, GO	5.00	8/1/29	5,000,000		5,478,300
New York City, GO	5.00	8/1/31	4,000,000		4,552,680
New York City, GO	5.00	8/1/32	3,940,000		4,580,644
New York City, GO	5.00	10/1/32	730,000		794,437
New York City, GO	5.00	8/1/33	12,240,000		13,880,894
New York City, GO	5.00	8/1/37	3,500,000		4,014,010
New York City Educational Construction Fund, Revenue	6.50	4/1/25	3,960,000		4,430,725
New York City Housing Development Corporation, Revenue	5.00	7/1/26	2,000,000		2,233,860
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	5,000,000		5,189,000
New York City Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.00	6/15/47	1,685,000		1,853,652
New York City Municipal Water Finance Authority, Water & Sewer Systems Revenue (Prerefunded)	5.00	6/15/23	1,495,000	[b]	1,712,478
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/31	3,000,000		3,188,070
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/31	5,000,000		5,783,850
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,000,000		2,244,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/38	3,595,000		4,156,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.25	6/15/40	2,975,000		3,075,585
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.50	6/15/40	2,500,000		2,593,750
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/45	4,000,000		4,335,880
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/40	3,000,000		3,389,910
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/43	5,000,000		5,598,900
New York City Transitional Finance Authority, Building Aid Revenue, Ser. S-3	5.00	7/15/43	2,000,000		2,331,460
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/36	2,000,000		2,238,700
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	11/1/38	3,000,000		3,256,830
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/40	4,000,000		4,543,600
New York City Trust for Cultural Resources, Revenue (American Museum of Natural History)	5.00	7/1/32	4,210,000		4,776,876
New York Convention Center Development Corporation, Revenue (Hotel Unit Fee Secured) (Credit Support Agreement; SONYMA)	5.00	11/15/40	1,250,000		1,414,825
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/47	4,000,000	[a]	1,264,240
New York Counties Tobacco Trust V, Revenue	0.00	6/1/55	20,000,000	[a]	1,277,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
New York Counties Tobacco Trust V, Revenue, Tobacco Settlement Pass-Through Bonds	0.00	6/1/50	10,000,000	[a]	1,276,100
New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds	5.00	6/1/45	1,000,000		1,072,770
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/44	3,000,000		3,235,890
New York Liberty Development Corporation, Liberty Revenue (7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,193,620
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	5,000,000	[d]	5,316,600
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,000,000		2,514,440
New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue (Hospital for Special Surgery) (Prerefunded)	6.00	8/15/19	3,470,000	[b]	3,646,831
New York State Dormitory Authority, Health Center Revenue (Guaranteed; SONYMA)	5.00	11/15/19	760,000		762,044
New York State Dormitory Authority, Revenue (Cornell University)	5.00	7/1/35	2,000,000		2,119,220
New York State Dormitory Authority, Revenue (Fordham University)	5.00	7/1/41	1,000,000		1,134,020
New York State Dormitory Authority, Revenue (Icahn School of Medicine at Mount Sinai)	5.00	7/1/40	1,000,000		1,097,860
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000		1,489,037
New York State Dormitory Authority, Revenue (Mount Sinai School of Medicine of New York University) (Prerefunded)	5.50	7/1/19	2,320,000	[b]	2,411,710
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.00	7/1/32	500,000		574,710
New York State Dormitory Authority, Revenue (New York University Hospitals Center)	5.00	7/1/34	2,500,000		2,817,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
New York State Dormitory Authority, Revenue (New York University)	5.00	7/1/45	3,540,000		4,007,492
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group)	5.00	5/1/43	1,300,000		1,435,486
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	5.00	12/1/36	1,700,000	[d]	1,851,436
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	5.00	12/1/45	1,400,000	[d]	1,515,696
New York State Dormitory Authority, Revenue (Rochester Institute of Technology)	5.00	7/1/23	2,000,000		2,227,840
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/43	2,500,000		2,779,725
New York State Dormitory Authority, Revenue (The Bronx-Lebanon Hospital Center) (LOC; TD Bank) (Prerefunded)	6.50	2/15/19	1,000,000	[b]	1,033,590
New York State Dormitory Authority, Revenue (The Rockefeller University)	5.00	7/1/40	4,000,000		4,136,040
New York State Dormitory Authority, Revenue, Refunding (Memorial Sloan Kettering Cancer Center)	5.00	7/1/42	500,000		575,915
New York State Dormitory Authority, Sales Tax Revenue	5.00	3/15/43	2,500,000		2,776,300
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/26	1,730,000		1,822,676
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/31	5,000,000		5,662,950
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/39	2,000,000		2,256,500
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/44	3,000,000		3,360,060
New York State Dormitory Authority, Third General Resolution Revenue (State University Educational Facilities Issue)	5.00	5/15/30	2,000,000		2,212,180
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,255,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,622,300
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/41	5,000,000	5,758,950
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program)	5.00	5/15/30	2,000,000	2,265,120
New York State Mortgage Agency, Mortgage Revenue	5.00	4/1/28	200,000	206,250
New York State Power Authority, Revenue	5.00	11/15/31	1,000,000	1,096,990
New York State Thruway Authority, General Revenue	5.00	1/1/42	1,500,000	1,628,520
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations	5.00	1/1/41	1,000,000	1,127,380
Niagara Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/34	2,000,000	2,170,760
Niagara Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/40	1,750,000	1,882,930
Port Authority of New York and New Jersey, (Consolidated Bonds, 163rd Series)	5.00	7/15/35	5,000,000	5,308,850
Port Authority of New York and New Jersey, (Consolidated Bonds, 179th Series)	5.00	12/1/25	2,000,000	2,293,760
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	3,000,000	3,451,830
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000	3,436,440
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/36	2,500,000	2,838,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	2,000,000		2,263,740
Port Authority of New York and New Jersey, (Consolidated Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,351,904
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,194,520
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/31	1,000,000		1,151,300
Suffolk County Economic Development Corporation, Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/22	1,000,000		1,078,460
Suffolk Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	5,000,000		5,003,050
Tender Option Bond Trust Receipts (Series 2016-XM0367), 7/1/41, (New York State Dormitory Authority, Revenue (The Rockefeller University)) Non-recourse	5.00	12/29/19	4,000,000	[d,e]	4,237,130
Tender Option Bond Trust Receipts (Series 2016-XM0382), 5/1/42, (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.00	5/1/21	10,000,000	[d,e]	11,058,300
Town of Oyster Bay, GO (Insured; Assured Guaranty Municipal Corporation)	4.00	2/1/33	3,000,000		3,120,360
Triborough Bridge & Tunnel Authority, Revenue (MTA Bridges & Tunnels)	5.00	11/15/42	2,000,000		2,335,860
Triborough Bridge and Tunnel Authority, General Purpose Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[b]	2,212,300
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000		1,104,590
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/42	3,000,000		3,480,480
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.25	11/15/45	1,500,000		1,726,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.6% (continued)
New York - 100.0% (continued)
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/46	6,000,000		6,851,940
TSASC Inc. of New York, Senior Tobacco Settlement Bonds	5.00	6/1/41	2,500,000		2,718,750
TSASC Inc. of New York, Tobacco Settlement Subordinate Bonds	5.00	6/1/48	3,000,000		3,087,540
Utility Debt Securitization Authority, Revenue	5.00	12/15/40	3,000,000		3,524,010
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/34	3,700,000		4,313,571
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/35	8,000,000		9,205,040
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/35	1,750,000		2,036,090
Westchester Tobacco Asset Securitization Corporation, Tobacco Settlement Bonds	5.00	6/1/41	1,500,000		1,639,590
Western Nassau County Water Authority, Water System Revenue	5.00	4/1/40	1,000,000		1,107,590
				363,038,927
U.S. Related - 1.6%
Guam, Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000		1,112,628
Guam, Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000		1,040,910
Guam Waterworks Authority, Water and Wastewater System Revenue (Prerefunded)	5.63	7/1/20	1,000,000	[b]	1,076,060

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.6% (continued)
U.S. Related - 1.6% (continued)
Puerto Rico Highway & Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/33	2,405,000	2,676,597
				5,906,195
Total Investments (cost $359,772,106)			101.6%	368,945,122
Liabilities, Less Cash and Receivables			(1.6%)	(5,923,403)
Net Assets			100.0%	363,021,719

LIBOR—London Interbank Offered Rate

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $23,979,162 or 6.61% of net assets.

e Collateral for floating rate borrowings.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	21.4
Special Tax	15.8
Utility-Water and Sewer	11.2
Education	10.9
City	8.0
Health Care	7.2
Utility-Electric	6.5
Industrial	4.8
Prerefunded	2.7
State/Territory	1.4
Lease	1.0
County	.9
Pollution Control	.7
Housing	.7
Other	8.4
101.6

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	359,772,106	368,945,122
Cash		452,576
Interest receivable		4,954,110
Receivable for shares of Beneficial Interest subscribed		55,600
Prepaid expenses		36,820
		374,444,228
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		266,284
Payable for floating rate notes issued—Note 4		10,500,000
Payable for shares of Beneficial Interest redeemed		518,810
Interest and expense payable related to floating rate notes issued—Note 4		40,186
Accrued expenses		97,229
		11,422,509
Net Assets ($)		363,021,719
Composition of Net Assets ($):
Paid-in capital		353,578,684
Accumulated undistributed investment income—net		4,164
Accumulated net realized gain (loss) on investments		265,855
Accumulated net unrealized appreciation (depreciation) on investments		9,173,016
Net Assets ($)		363,021,719

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	256,738,000	21,671,948	84,610,769	1,002
Shares Outstanding	17,546,471	1,480,926	5,782,834	68.49
Net Asset Value Per Share ($)	14.63	14.63	14.63	14.63

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	6,810,875
Expenses:
Management fee—Note 3(a)	1,032,276
Shareholder servicing costs—Note 3(c)	432,191
Distribution fees—Note 3(b)	87,317
Interest and expense related to floating rate notes issued—Note 4	83,023
Professional fees	42,169
Registration fees	30,553
Trustees’ fees and expenses—Note 3(d)	15,541
Prospectus and shareholders’ reports	13,740
Custodian fees—Note 3(c)	5,689
Loan commitment fees—Note 2	4,394
Miscellaneous	23,543
Total Expenses	1,770,436
Less—reduction in fees due to earnings credits—Note 3(c)	(3,620)
Net Expenses	1,766,816
Investment Income—Net	5,044,059
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	835,206
Net unrealized appreciation (depreciation) on investments	(5,385,740)
Net Realized and Unrealized Gain (Loss) on Investments	(4,550,534)
Net Increase in Net Assets Resulting from Operations	493,525

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	5,044,059	10,622,208
Net realized gain (loss) on investments	835,206	3,467,522
Net unrealized appreciation (depreciation) on investments	(5,385,740)	6,586,392
Net Increase (Decrease) in Net Assets Resulting from Operations	493,525	20,676,122
Distributions to Shareholders from ($):
Investment income—net:
Class A	(3,526,767)	(7,758,090)
Class C	(222,927)	(545,670)
Class I	(1,290,186)	(2,302,968)
Class Y	(15)	(29)
Total Distributions	(5,039,895)	(10,606,757)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,436,776	10,474,543
Class C	748,477	2,699,323
Class I	10,479,204	58,888,139
Distributions reinvested:
Class A	2,877,652	6,409,492
Class C	188,635	447,689
Class I	1,256,085	2,197,359
Cost of shares redeemed:
Class A	(17,606,861)	(81,659,123)
Class C	(4,991,822)	(8,430,308)
Class I	(15,561,907)	(27,877,049)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(17,173,761)	(36,849,935)
Total Increase (Decrease) in Net Assets	(21,720,131)	(26,780,570)
Net Assets ($):
Beginning of Period	384,741,850	411,522,420
End of Period	363,021,719	384,741,850
Undistributed investment income—net	4,164	-

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	367,714	708,778
Shares issued for distributions reinvested	196,210	432,808
Shares redeemed	(1,200,631)	(5,551,359)
Net Increase (Decrease) in Shares Outstanding	(636,707)	(4,409,773)
Class Ca
Shares sold	50,585	182,688
Shares issued for distributions reinvested	12,860	30,221
Shares redeemed	(338,369)	(570,552)
Net Increase (Decrease) in Shares Outstanding	(274,924)	(357,643)
Class Ib
Shares sold	712,982	4,007,330
Shares issued for distributions reinvested	85,652	148,084
Shares redeemed	(1,062,260)	(1,897,557)
Net Increase (Decrease) in Shares Outstanding	(263,626)	2,257,857

[a] During the period ended May 31, 2018, 8,259 Class C shares representing $123,476 were automatically converted to 8,265 Class A shares.
[b] During the period ended November 30, 2017, 17,178 Class A shares representing $254,067 were exchanged for 17,193 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	May 31, 2018	Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.81	14.44	14.93	14.91	14.29	15.60
Investment Operations:
Investment income—net[a]	.20	.40	.42	.45	.47	.46
Net realized and unrealized gain (loss) on investments	(.18)	.37	(.49)	.03	.62	(1.31)
Total from Investment Operations	.02	.77	(.07)	.48	1.09	(.85)
Distributions:
Dividends from investment income—net	(.20)	(.40)	(.42)	(.46)	(.47)	(.46)
Net asset value, end of period	14.63	14.81	14.44	14.93	14.91	14.29
Total Return (%)[b]	.11[c]	5.33	(.58)	3.24	7.76	(5.52)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.93	.92	.91	.92	.90
Ratio of net expenses to average net assets	.95[d]	.93	.92	.91	.92	.90
Ratio of interest and expense related to floating rate notes issued to average net assets	.04[d]	.03	.02	.01	.01	.01
Ratio of net investment income to average net assets	2.68[d]	2.68	2.76	3.05	3.24	3.09
Portfolio Turnover Rate	4.70[c]	9.08	12.48	24.62	20.10	12.95
Net Assets, end of period ($ x 1,000)	256,738	269,220	326,281	333,968	351,371	343,975

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	May 31, 2018	Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.81	14.44	14.93	14.91	14.30	15.60
Investment Operations:
Investment income—net[a]	.14	.28	.30	.34	.36	.35
Net realized and unrealized gain (loss) on investments	(.18)	.37	(.49)	.02	.61	(1.31)
Total from Investment Operations	(.04)	.65	(.19)	.36	.97	(.96)
Distributions:
Dividends from investment income—net	(.14)	(.28)	(.30)	(.34)	(.36)	(.34)
Net asset value, end of period	14.63	14.81	14.44	14.93	14.91	14.30
Total Return (%)[b]	(.27)[c]	4.54	(1.33)	2.45	6.93	(6.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[d]	1.69	1.68	1.67	1.68	1.67
Ratio of net expenses to average net assets	1.71[d]	1.69	1.68	1.67	1.68	1.67
Ratio of interest and expense related to floating rate notes issued to average net assets	.04[d]	.03	.02	.01	.01	.01
Ratio of net investment income to average net assets	1.92[d]	1.92	1.99	2.28	2.45	2.32
Portfolio Turnover Rate	4.70[c]	9.08	12.48	24.62	20.10	12.95
Net Assets, end of period ($ x 1,000)	21,672	26,001	30,526	28,734	24,239	20,517

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class I Shares	May 31, 2018	Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.81	14.44	14.93	14.91	14.29	15.60
Investment Operations:
Investment income—net[a]	.21	.43	.45	.49	.50	.50
Net realized and unrealized gain (loss) on investments	(.18)	.37	(.48)	.02	.63	(1.31)
Total from Investment Operations	.03	.80	(.03)	.51	1.13	(.81)
Distributions:
Dividends from investment income—net	(.21)	(.43)	(.46)	(.49)	(.51)	(.50)
Net asset value, end of period	14.63	14.81	14.44	14.93	14.91	14.29
Total Return (%)	.23[b]	5.58	(.33)	3.50	8.03	(5.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.69	.67	.66	.66	.64
Ratio of net expenses to average net assets	.71[c]	.69	.67	.66	.66	.64
Ratio of interest and expense related to floating rate notes issued to average net assets	.04[c]	.03	.02	.01	.01	.01
Ratio of net investment income to average net assets	2.92[c]	2.90	2.99	3.29	3.45	3.34
Portfolio Turnover Rate	4.70[b]	9.08	12.48	24.62	20.10	12.95
Net Assets, end of period ($ x 1,000)	84,611	89,520	54,714	42,766	32,191	22,139

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	May 31, 2018	Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.81	14.44	14.93	14.91	14.30	14.60
Investment Operations:
Investment income—net[b]	.20	.43	.46	.46	.49	.23
Net realized and unrealized gain (loss) on investments	(.17)	.37	(.49)	.04	.61	(.31)
Total from Investment Operations	.03	.80	(.03)	.50	1.10	(.08)
Distributions:
Dividends from investment income—net	(.21)	(.43)	(.46)	(.48)	(.49)	(.22)
Net asset value, end of period	14.63	14.81	14.44	14.93	14.91	14.30
Total Return (%)	.23[c]	5.55	(.30)	3.42	7.89	(.62)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.65	.61	.64	.79	.55[d]
Ratio of net expenses to average net assets	.67[d]	.65	.61	.64	.79	.55[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.04[d]	.03	.02	.01	.01	.01[d]
Ratio of net investment income to average net assets	2.83[d]	2.91	3.04	3.11	3.32	3.79[d]
Portfolio Turnover Rate	4.70[c]	9.08	12.48	24.62	20.10	12.95
Net Assets, end of period ($ x 1,000)	1	1	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open–end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	–	368,945,122	–	368,945,122
Liabilities ($)
Floating Rate Notes†	–	(10,500,000)	–	(10,500,000)

†  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-

term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $570,679 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2017. If not applied, $487,305 of the carryover expires in fiscal year 2019. The fund has $83,374 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: tax-exempt income $10,556,264 and ordinary income $50,493. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2018, the Distributor retained $3,778 from commissions earned on sales of the fund’s Class A shares and $35 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2018, Class C shares were charged $87,317 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class A and Class C shares were charged $329,438 and $29,106, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $34,037 for transfer agency services and $1,873 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,873.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $5,689 pursuant to the custody agreement. These fees were offset by earnings credits of $1,747.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $1,296 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $169,900, Distribution Plan fees $13,955, Shareholder Services Plan fees $59,018, custodian fees $6,042, Chief Compliance Officer fees $5,267 and transfer agency fees $12,102.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2018, amounted to $17,401,581 and $29,898,957, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2018 was approximately $8,416,700, with a related weighted average annualized interest rate of 1.98%.

At May 31, 2018, accumulated net unrealized appreciation on investments was $9,173,016, consisting of $11,721,014 gross unrealized appreciation and $2,547,998 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Dreyfus New York AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSNYX Class C: PNYCX Class I: DNYIX Class Y: DNYYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0021SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)